Prepayments and other non-current assets	12 Months Ended
Dec. 31, 2025
Prepayments and other non-current assets
Prepayments and other non-current assets

13.Prepayments and other non-current assets

	December 31,
	2024	2025
	RMB	RMB
Refundable lease deposits	6,109	4,739
Prepayments to vendors and content providers	47,333	2,039
Interest receivables	74,656	—
Others	164	2,065
Total	128,262	8,843